Intangible assets - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Changes in Intangible assets [Roll Forward]
Beginning balance	$ 20,788	$ 3,764
Acquisition of intangible assets		17,279
Additions to intangible assets	550	1,543
Amortization expense	(3,107)	(1,798)
Impairment on intangible assets (note 27)	(13,017)	0
Ending balance	5,214	20,788
Cost
Reconciliation of Changes in Intangible assets [Roll Forward]
Beginning balance	78,677	59,855
Acquisition of intangible assets		17,279
Additions to intangible assets	550	1,543
Amortization expense	0	0
Impairment on intangible assets (note 27)	0
Ending balance	79,227	78,677
Accumulated amortization
Reconciliation of Changes in Intangible assets [Roll Forward]
Beginning balance	(57,889)	(56,091)
Acquisition of intangible assets		0
Additions to intangible assets	0	0
Amortization expense	3,107	1,798
Impairment on intangible assets (note 27)	(13,017)
Ending balance	$ (74,013)	$ (57,889)